CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF INCOME (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jul. 01, 2012		Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 1,114	[1]	$ 1,094	[1]	$ 2,204	[1]	$ 2,141	[1]	$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Costs and expenses:
Cost of sales	416	[5]	378	[5]	818	[5]	771	[5]	1,563	[6]	1,652	[4],[6]	1,444	[4],[6]
Selling, general and administrative expenses	399	[5]	344	[5]	756	[5]	682	[5]	1,470	[6]	1,453	[4],[6]	1,382	[4],[6]
Research and development expenses	95	[5]	92	[5]	185	[5]	194	[5]	409	[6]	427	[4],[6]	411	[4],[6]
Amortization of intangible assets	15	[5]	16	[5]	30	[5]	32	[5]	64		69	[4]	58	[4]
Restructuring charges and certain acquisition-related costs	(20)		24		(13)		49		135		154	[4]	202	[4]
Interest expense	32		8		54		16
Other (income)/deductions-net	(10)		(20)		(5)		(26)		(15)		84	[4]	(93)	[4]
Income before provision for taxes on income	187	[7]	252	[7]	379	[7]	423	[7]	710	[10],[8],[9]	394	[10],[4],[8],[9]	178	[10],[4],[8],[9]
Provision for taxes on income	59		79	[11]	111		138		274	[12],[13],[14],[15]	146	[12],[13],[14],[15],[4]	67	[12],[13],[14],[15],[4]
Net income before allocation to noncontrolling interests	128		173		268		285		436		248	[16],[4]	111	[16],[4]
Less: net income attributable to noncontrolling interests	0		0		0		1		0		3	[4]	1	[4]
Net income attributable to Zoetis Inc.	$ 128		$ 173		$ 268		$ 284		$ 436		$ 245	[4]	$ 110	[4]
Earnings per share attributable to Zoetis Inc. stockholders:
Basic (in dollars per share)	$ 0.26		$ 0.35		$ 0.54		$ 0.57
Diluted (in dollars per share)	$ 0.26		$ 0.35		$ 0.54		$ 0.57
Earnings per share-basic and diluted (in dollars per share)			$ 0.35	[17]					$ 0.87		$ 0.49	[4]	$ 0.22	[4]
Weighted-average common shares outstanding:
Basic (in shares)	500,000,000		500,000,000		500,000,000		500,000,000
Diluted (in shares)	500,217,000		500,000,000		500,164,000		500,000,000
Dividends paid per common share (in dollars per share)	$ 0.065		$ 0.000		$ 0.130		$ 0.000
Weighted average shares outstanding-basic and diluted (in shares)									500,000,000	[18]	500,000,000	[18],[4]	500,000,000	[18],[4]

[1]	Revenue denominated in euros were $166 million and $334 million in the three and six months ended June 30, 2013, respectively and $158 million and $322 million in the three and six months ended July 1, 2012, respectively.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[5]	Amortization expense related to finite-lived acquired intangible assets that contribute to our ability to sell, manufacture, research, market and distribute products, compounds and intellectual property is included in Amortization of intangible assets as these intangible assets benefit multiple business functions. Amortization expense related to finite-lived acquired intangible assets that are associated with a single function is included in Cost of sales, Selling, general and administrative expenses or Research and development expenses, as appropriate, in the condensed consolidated and combined statements of income.
[6]	Exclusive of amortization of intangible assets, except as disclosed in Note 3J. Significant Accounting Policies-Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[7]	Defined as income before provision for taxes on income.
[8]	Defined as income/(loss) before provision/(benefit) for taxes on income.
[9]	2012 vs. 2011-The increase in United States income is primarily due to sales growth in both livestock and companion animals. Other factors include reduced restructuring charges and increased operational efficiencies. The decrease in international income was largely driven by the unfavorable impact of foreign exchange and lower revenues due to adverse macroeconomic conditions.
[10]	2011 vs. 2010-The decrease in the United States loss was primarily due to lower integration and restructuring costs and cost reductions due to both acquisition-related synergies and initiatives undertaken during the year, partially offset by the non-recurrence of gains related to FDAH divestitures. The increase in the international income was due to cost reductions which were the result of both acquisition-related synergies and cost reduction/productivity initiatives undertaken during the year.
[11]	The income tax provision in the combined statements of income has been calculated as if Zoetis filed a separate tax return. The tax rate for the fourth quarter of 2012 includes tax costs related to uncertain tax positions, substantially all of which will remain with Pfizer, and to a lesser extent, tax costs associated with repatriation decisions among others. See Notes to Combined Financial Statements-Note 19D. Subsequent Events-Agreements with Pfizer.
[12]	In 2012, the Provision for taxes on income reflects the following: • U.S. tax benefits of approximately $29.3 million, representing tax and interest, resulting from a multi-year settlement with the U.S. Internal Revenue Service with respect to audits for the years 2006 through 2008, and international tax benefits of approximately $2.7 million, representing tax and interest, resulting from the resolution of certain tax positions pertaining to prior years with various foreign tax authorities and from the expiration of certain statutes of limitations; • U.S. tax expense of approximately $9 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); • The expiration of the U.S. research and development tax credit on December 31, 2011; and • Tax cost related to changes in uncertain tax positions (see Note 7C. Tax Matters-Tax Contingencies).
[13]	(c) In 2010, the Provision for taxes on income reflects the following: • U.S. tax expense of approximately $39 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); • U.S. tax benefits of approximately $33.4 million, representing tax and interest, resulting from a settlement with the U.S. Internal Revenue Service; • U.S. tax benefit resulting from a decrease in deferred income tax liabilities related to fair value adjustments recorded in connection with our acquisition of FDAH; and • U.S. tax expense of approximately $21.3 million related to the write-off of deferred income tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage resulting from the provision of the U.S. Healthcare Legislation.
[14]	In 2011, the Provision for taxes on income reflects the following: • U.S tax expense of approximately $9 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); and • U.S. tax benefits of approximately $9.5 million, representing tax and interest, resulting from the tax benefit recorded in connection with the settlement of certain audits with the U.S. Internal Revenue Service.
[15]	In all years, federal, state and international tax liabilities assumed or established as part of a business acquisition are not included in Provision for taxes on income (see Note 4. Acquisitions, Divestitures, and Certain Investments).
[16]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[17]	The weighted average common shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using an aggregate of 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the IPO. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the IPO.
[18]	The weighted average shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the initial public offering, which was completed on February 6, 2013. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the initial public offering.